Exhibit 99.1

World Omni Auto Receivables Trust 2018-B
Monthly Servicer Certificate
May 31, 2022

Dates Covered
Collections Period	05/01/22 - 05/31/22
Interest Accrual Period	05/16/22 - 06/14/22
30/360 Days	30
Actual/360 Days	30
Distribution Date	06/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/22	87,807,606.53	11,016
Yield Supplement Overcollateralization Amount 04/30/22	2,247,816.91	0
Receivables Balance 04/30/22	90,055,423.44	11,016
Principal Payments	6,512,459.05	253
Defaulted Receivables	42,523.17	5
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/22	1,992,337.04	0
Pool Balance at 05/31/22	81,508,104.18	10,758

Pool Statistics	$ Amount	# of Accounts
Pool Factor	9.48%
Prepayment ABS Speed	1.08%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	1,124,167.10	92
Past Due 61-90 days	315,257.10	24
Past Due 91-120 days	26,099.65	3
Past Due 121+ days	0.00	0
Total	1,465,523.85	119

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.76%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.41%
Delinquency Trigger Occurred	NO

Recoveries	76,721.77
Aggregate Net Losses/(Gains) - May 2022	(34,198.60)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.46%
Prior Net Losses/(Gains) Ratio	0.36%
Second Prior Net Losses/(Gains) Ratio	-0.01%
Third Prior Net Losses/(Gains) Ratio	-0.50%
Four Month Average	-0.15%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.97%

Overcollateralization Target Amount	8,171,418.89
Actual Overcollateralization	81,508,104.18
Weighted Average Contract Rate	3.11%
Weighted Average Contract Rate, Yield Adjusted	6.10%
Weighted Average Remaining Term	19.72

Flow of Funds	$ Amount
Collections	6,821,698.94
Investment Earnings on Cash Accounts	1,210.88
Reserve Fund Balance	2,042,854.72
Servicing Fee	(75,046.19)
Aggregate Purchase Amount	83,542,964.39
Transfer to Collection Account	0.00
Available Funds	92,333,682.74

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	139,168.37
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	79,636,187.64
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	12,493,553.06

Total Distributions of Available Funds	92,333,682.74

Servicing Fee	75,046.19
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 05/16/22	79,636,187.64
Principal Paid	79,636,187.64
Note Balance @ 06/15/22	0.00

Class A-1
Note Balance @ 05/16/22	0.00
Principal Paid	0.00
Note Balance @ 06/15/22	0.00
Note Factor @ 06/15/22	0.0000000%

Class A-2
Note Balance @ 05/16/22	0.00
Principal Paid	0.00
Note Balance @ 06/15/22	0.00
Note Factor @ 06/15/22	0.0000000%

Class A-3
Note Balance @ 05/16/22	0.00
Principal Paid	0.00
Note Balance @ 06/15/22	0.00
Note Factor @ 06/15/22	0.0000000%

Class A-4
Note Balance @ 05/16/22	55,116,187.64
Principal Paid	55,116,187.64
Note Balance @ 06/15/22	0.00
Note Factor @ 06/15/22	0.0000000%

Class B
Note Balance @ 05/16/22	24,520,000.00
Principal Paid	24,520,000.00
Note Balance @ 06/15/22	0.00
Note Factor @ 06/15/22	0.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	203,942.04
Total Principal Paid	79,636,187.64
Total Paid	79,840,129.68

Class A-1
Coupon	2.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.57000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.87000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	3.03000%
Interest Paid	139,168.37
Principal Paid	55,116,187.64
Total Paid to A-4 Holders	55,255,356.01

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	24,520,000.00
Total Paid to B Holders	24,584,773.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2540258
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	99.1930990
Total Distribution Amount	99.4471248

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.9404402
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	768.4911829
Total A-4 Distribution Amount	770.4316231

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	1,000.0000000
Total B Distribution Amount	1,002.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 05/16/22	2,042,854.72
Investment Earnings	1,086.84
Investment Earnings Paid	(1,086.84)
Deposit/(Withdrawal)	(2,042,854.72)
Balance as of 06/15/22	0.00
Change	(2,042,854.72)

Required Reserve Amount	0.00

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$181,291.08	$205,676.77	$234,969.99
Number of Extensions	16	21	19
Ratio of extensions to Beginning of Period Receivables Balance	0.20%	0.21%	0.22%